Huber Select Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 98.45%	Value
	Aerospace & Defense - 7.66%
8,593	Northrop Grumman Corp.	$4,115,187

	Banking - 8.84%
23,246	Bank of America Corp.	785,947
13,368	Citigroup, Inc.	693,799
41,526	First Horizon Corp.	928,521
18,233	JPMorgan Chase & Co.	2,103,359
11,500	Regions Financial Corp.	243,570
		4,755,196
	Biotech & Pharma - 16.39%
20,437	Eli Lilly & Co.	6,737,875
17,793	Merck & Co., Inc.	1,589,627
9,530	Pfizer, Inc.	481,360
		8,808,862
	Chemicals - 0.19%
1,000	Innospec, Inc.	102,000

	Consumer Services - 3.87%
88,400	Rent-A-Center, Inc.	2,080,052

	Electric Utilities - 1.37%
6,977	Constellation Energy Corp.	461,180
5,933	Exelon Corp.	275,825
		737,005
	Electrical Equipment - 0.84%
3,357	TE Connectivity Ltd.	448,931

	Entertainment Content - 0.44%
28,800	Lions Gate Entertainment Corp. - Class B (a)(b)	239,328

	Food - 1.88%
55	ConAgra Foods, Inc.	1,881
11,458	Tyson Foods, Inc. - Class A	1,008,419
		1,010,300
	Forestry, Paper & Wood Products - 3.09%
103,950	Mercer International, Inc.	1,659,042

	Home Construction - 0.70%
5,560	Lennar Corp. - Class B	377,413

	Insurance - 2.73%
74,421	CNO Financial Group, Inc.	1,395,394
1,269	Voya Financial, Inc.	76,343
		1,471,737
	Oil & Gas Producers - 17.48%
74,000	BP plc - ADR	2,174,120
5,600	Chesapeake Energy Corp.	527,352
9,300	Devon Energy Corp.	584,505
149,900	Golar LNG Ltd. (a)	3,353,263
47,800	Shell plc - ADR	2,551,564
41,165	W&T Offshore, Inc. (a)	204,590
		9,395,394
	Retail - Consumer Staples - 0.01%
55	Wal-Mart Stores, Inc.	7,263

	Retail - Discretionary - 3.02%
5,398	Home Depot, Inc.	1,624,474

	Software - 14.59%
27,928	Microsoft Corp.	7,840,507

	Specialty Finance - 0.34%
5,239	Enova International, Inc. (a)	180,798

	Technology Hardware - 0.44%
16,471	Hewlett Packard Enterprise Co.	234,547

	Technology Services - 11.37%
99,777	KBR, Inc.	5,311,130
2,259	Mastercard, Inc. - Class A	799,212
		6,110,342
	Telecommunications - 1.01%
29,000	AT&T, Inc.	544,620

	Tobacco & Cannabis - 0.41%
2,259	Philip Morris International, Inc.	219,462

	Transportation & Logistics - 1.78%
4,100	FedEx Corp.	955,669

	TOTAL COMMON STOCKS (Cost $24,222,314)	52,918,129

	MONEY MARKET FUNDS - 0.84%
224,730	First American Government Obligations Fund, Institutional Class, 1.70% (c)	224,730
224,731	First American Treasury Obligations Fund, Institutional Class, 1.80% (c)	224,731
	TOTAL MONEY MARKET FUNDS (Cost $449,461)	449,461

	Total Investments in Securities (Cost $24,671,775) - 99.29%	53,367,590
	Other Assets in Excess of Liabilities - 0.71%	383,619
	NET ASSETS - 100.00%	$53,751,209

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2022.

Huber Select Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Huber Select Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$783,948	$-	$-	$783,948
Consumer Discretionary	4,081,939	-	-	4,081,939
Consumer Staples	1,237,025	-	-	1,237,025
Energy	9,395,394	-	-	9,395,394
Financials	6,407,731	-	-	6,407,731
Health Care	8,808,862	-	-	8,808,862
Industrials	5,519,788	-	-	5,519,788
Materials	1,761,042	-	-	1,761,042
Technology	14,185,395	-	-	14,185,395
Utilities	737,005	-	-	737,005
Total Common Stocks	52,918,129	-	-	52,918,129
Money Market Funds	449,461	-	-	449,461
Total Investments in Securities	$53,367,590	$-	$-	$53,367,590

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.